Premises and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Premise and Equipment
A summary of premises and equipment as of December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019	Estimated Useful Lives
Furniture, fixtures and leasehold improvements	$36,614	$35,656	3 – 7 years
Office equipment	994	967	5 years
Computer equipment and software	17,868	17,447	3 – 5 years
Aircraft	3,100	3,100	5 years
Premises and equipment, at cost	58,576	57,170
Accumulated depreciation and amortization	(50,706)	(48,299)
Premises and equipment, net	$7,870	$8,871